STOCKHOLDERS' EQUITY (Details 6) - Warrant [Member] - $ / shares	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, beginning	4,567,672	7,160
Granted	1,509,458	4,561,861
Exercised
Expired	(1,256)	(1,349)
Forfeited
Outstanding, ending	6,075,874	4,567,672
Share Based Compensation Arrangement By Share Based Payment Award Other Than Options Outstanding Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning	$ 5.30	$ 50.41
Granted	2.24	5.27
Exercised
Expired	48.07	185.61
Forfeited
Outstanding, ending	$ 4.53	$ 5.30